MML SERIES INVESTMENT FUND II

Supplement dated June 7, 2016 to the

Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective June 1, 2016, the following information supplements similar information on page 64 of the Prospectus in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies for the MML Strategic Emerging Markets Fund:

MML Strategic Emerging Markets Fund. Effective June 1, 2016, MML Advisers has agreed to voluntarily waive .04% of its management fees through April 30, 2017. MML Advisers may amend or discontinue this waiver at any time without advance notice.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-16-01

MML SERIES INVESTMENT FUND II

Supplement dated June 7, 2016 to the

Statement of Additional Information dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective June 1, 2016, the information for Jeffrey M. Dube on page B-48 in the section titled Management of the Trust is hereby deleted.

Effective June 1, 2016, the following information replaces similar information for Brian K. Haendiges found on page B-49 in the section titled Management of the Trust:

Brian K. Haendiges	President of MML II Trust
100 Bright Meadow Blvd.
Enfield, CT 06082
Age: 56
Officer since 2014
Officer of 93 portfolios in fund complex

Vice President (since 2014), MML Advisers; Senior Vice President (since 2014), Vice President (2010-2014), MassMutual; Vice President (since 2014), MassMutual Select Funds (open-end investment company); Vice President (since 2014), MassMutual Premier Funds (open-end investment company); President (since 2016), Vice President (2014-2016), MML Series Investment Fund (open-end investment company).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8063-16-01